Income Taxes	12 Months Ended
Dec. 31, 2018
Income taxes
Income taxes

12.  Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Walnut HK is incorporated in Hong Kong and is subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company’s subsidiaries and VIE in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ”EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Shanghai Xunmeng, a subsidiary of VIE, was recognized as a “high and new technology enterprise,” or HNTE in November 2018 and was eligible for 15% preferential tax rate from 2018 to 2020.

In April 2018, Xinzhijiang, a subsidiary located in Qianhai District, Shenzhen, Guangdong Province, was qualified for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in Qianhai District which operate in certain encouraged industries, from 2014 to 2020.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s loss before income taxes consisted of:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Non-PRC	(12,839)	(108,086)	(7,083,904)	(1,030,311)
PRC	(279,138)	(417,029)	(3,133,221)	(455,709)
	(291,977)	(525,115)	(10,217,125)	(1,486,020)

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss were as follows:

For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Current income tax expense	—	—	—	—
Deferred tax expense	—	—	—	—

Total income tax expense	—	—	—	—

The Group had no current or deferred income tax expenses or benefits for the years ended December 31, 2016, 2017 and 2018.

The reconciliations of the income tax expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Loss before income tax expense	(291,977)	(525,115)	(10,217,125)	(1,486,020)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate	(72,994)	(131,279)	(2,554,281)	(371,505)
International tax rate differential	3,208	27,074	1,779,100	258,759
Preferential tax rate	—	—	197,828	28,773
Non-deductible expenses	7,120	6,890	36,726	5,342
Non-taxable income	(6,055)	(11,962)	(20,973)	(3,050)
Loss not recognized	—	22,747	—	—
Deferred tax items tax rate differential	—	—	(34,236)	(4,979)
Additional deduction of research and development expenses	—	—	(22,672)	(3,298)
Change in valuation allowance	68,721	86,530	618,508	89,958
Income tax expenses	—	—	—	—

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets
Bad debt provision	179	431	63
Impairment of a long-term investment	2,500	2,500	364
Donations	—	3,000	436
Accrued expenses and other liabilities	18,766	10,345	1,505
Advertising expenses	89,529	421,883	61,360
Tax losses	52,486	343,809	50,005
Less: valuation allowance	(163,460)	(781,968)	(113,733)
Deferred tax assets, net	—	—	—

The Group operates through several subsidiaries, the VIE and the subsidiaries of the VIE. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2017 and 2018, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2018, the Group had taxable losses of RMB1,551,301 (US$225,627) derived from entities in the PRC, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from December 31, 2020 to 2024 if not utilized.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries, the VIE and the subsidiaries of the VIE located in the PRC. As of December 31, 2018, the total amount of undistributed earnings from these entities was nil and no withholding tax has been accrued.

Unrecognized Tax Benefit

As of December 31, 2017 and 2018, the Group had unrecognized tax benefit of RMB105,579 and RMB10,957 (US$1,594), respectively, all of which were presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. The unrecognized tax benefit was mainly related to income of the Group not timely reported. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2018, no unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

	For the years ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at January 1	—	—	(105,579)	(15,356)
Increase	—	(105,579)	(10,957)	(1,594)
Decrease	—	—	105,579	15,356
Balance at December 31	—	(105,579)	(10,957)	(1,594)

For the years ended December 31, 2016, 2017 and 2018, no interest expense was accrued in relation to the unrecognized tax benefit. Accumulated interest expenses recorded in unrecognized tax benefit were nil and nil as of December 31, 2017 and 2018, respectively.

As of December 31, 2018, the tax years ended December 31, 2013 through period ended as of the reporting dates for the WFOE, the VIE and the subsidiaries of the VIE remain open to examination by the PRC tax authorities.